Distribution Date:	02/17/23	Wells Fargo Commercial Mortgage Trust 2018-C46
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C46

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			301 South College Street | Charlotte, NC 28288-0166 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001QAQ4	3.157000%	14,029,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001QAR2	4.058000%	147,143,000.00	113,229,617.21	32,459,101.65	382,904.82	0.00	0.00	32,842,006.47	80,770,515.56	33.64%	30.00%
A-SB	95001QAS0	4.086000%	24,040,000.00	24,040,000.00	0.00	81,856.20	0.00	0.00	81,856.20	24,040,000.00	33.64%	30.00%
A-3	95001QAT8	3.888000%	115,000,000.00	115,000,000.00	0.00	372,600.00	0.00	0.00	372,600.00	115,000,000.00	33.64%	30.00%
A-4	95001QAU5	4.152000%	184,264,000.00	184,264,000.00	0.00	637,553.44	0.00	0.00	637,553.44	184,264,000.00	33.64%	30.00%
A-S	95001QAX9	4.382000%	56,234,000.00	56,234,000.00	0.00	205,347.82	0.00	0.00	205,347.82	56,234,000.00	24.41%	21.88%
B	95001QAY7	4.633000%	31,145,000.00	31,145,000.00	0.00	120,245.65	0.00	0.00	120,245.65	31,145,000.00	19.30%	17.38%
C	95001QAZ4	4.984499%	32,010,000.00	32,010,000.00	0.00	132,961.52	0.00	0.00	132,961.52	32,010,000.00	14.04%	12.75%
D	95001QAC5	3.000000%	20,840,000.00	20,840,000.00	0.00	52,100.00	0.00	0.00	52,100.00	20,840,000.00	10.62%	9.74%
ERR	95001QAE1	4.984499%	16,361,000.00	16,361,000.00	0.00	67,959.49	0.00	0.00	67,959.49	16,361,000.00	7.93%	7.38%
FRR	95001QAG6	4.984499%	12,977,000.00	12,977,000.00	0.00	53,903.21	0.00	0.00	53,903.21	12,977,000.00	5.80%	5.50%
GRR	95001QAJ0	4.984499%	10,382,000.00	10,382,000.00	0.00	43,124.23	0.00	0.00	43,124.23	10,382,000.00	4.09%	4.00%
HRR	95001QAL5	4.984499%	27,684,550.00	24,883,547.45	0.00	591,491.88	0.00	(47,874.66)	591,491.88	24,931,422.11	0.00%	0.00%
R	95001QAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,109,550.00	641,366,164.66	32,459,101.65	2,742,048.26	0.00	(47,874.66)	35,201,149.91	608,954,937.67

X-A	95001QAV3	0.930064%	484,476,000.00	436,533,617.21	0.00	338,336.77	0.00	0.00	338,336.77	404,074,515.56
X-B	95001QAW1	0.375482%	119,389,000.00	119,389,000.00	0.00	37,356.99	0.00	0.00	37,356.99	119,389,000.00
X-D	95001QAA9	1.984499%	20,840,000.00	20,840,000.00	0.00	34,464.14	0.00	0.00	34,464.14	20,840,000.00
Notional SubTotal			624,705,000.00	576,762,617.21	0.00	410,157.90	0.00	0.00	410,157.90	544,303,515.56

Deal Distribution Total					32,459,101.65	3,152,206.16	0.00	(47,874.66)	35,611,307.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001QAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001QAR2	769.52092325	220.59562229	2.60226324	0.00000000	0.00000000	0.00000000	0.00000000	223.19788553	548.92530097
A-SB	95001QAS0	1,000.00000000	0.00000000	3.40500000	0.00000000	0.00000000	0.00000000	0.00000000	3.40500000	1,000.00000000
A-3	95001QAT8	1,000.00000000	0.00000000	3.24000000	0.00000000	0.00000000	0.00000000	0.00000000	3.24000000	1,000.00000000
A-4	95001QAU5	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
A-S	95001QAX9	1,000.00000000	0.00000000	3.65166661	0.00000000	0.00000000	0.00000000	0.00000000	3.65166661	1,000.00000000
B	95001QAY7	1,000.00000000	0.00000000	3.86083320	0.00000000	0.00000000	0.00000000	0.00000000	3.86083320	1,000.00000000
C	95001QAZ4	1,000.00000000	0.00000000	4.15374945	0.00000000	0.00000000	0.00000000	0.00000000	4.15374945	1,000.00000000
D	95001QAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
ERR	95001QAE1	1,000.00000000	0.00000000	4.15374916	0.00000000	0.00000000	0.00000000	0.00000000	4.15374916	1,000.00000000
FRR	95001QAG6	1,000.00000000	0.00000000	4.15374971	0.00000000	0.00000000	0.00000000	0.00000000	4.15374971	1,000.00000000
GRR	95001QAJ0	1,000.00000000	0.00000000	4.15374976	0.00000000	0.00000000	0.00000000	0.00000000	4.15374976	1,000.00000000
HRR	95001QAL5	898.82434246	0.00000000	21.36541428	(17.63192322)	33.57071074	0.00000000	(1.72929161)	21.36541428	900.55363407
R	95001QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001QAV3	901.04281164	0.00000000	0.69835610	0.00000000	0.00000000	0.00000000	0.00000000	0.69835610	834.04444299
X-B	95001QAW1	1,000.00000000	0.00000000	0.31290144	0.00000000	0.00000000	0.00000000	0.00000000	0.31290144	1,000.00000000
X-D	95001QAA9	1,000.00000000	0.00000000	1.65374952	0.00000000	0.00000000	0.00000000	0.00000000	1.65374952	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/23 - 01/30/23	30	0.00	382,904.82	0.00	382,904.82	0.00	0.00	0.00	382,904.82	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	81,856.20	0.00	81,856.20	0.00	0.00	0.00	81,856.20	0.00
A-3	01/01/23 - 01/30/23	30	0.00	372,600.00	0.00	372,600.00	0.00	0.00	0.00	372,600.00	0.00
A-4	01/01/23 - 01/30/23	30	0.00	637,553.44	0.00	637,553.44	0.00	0.00	0.00	637,553.44	0.00
X-A	01/01/23 - 01/30/23	30	0.00	338,336.77	0.00	338,336.77	0.00	0.00	0.00	338,336.77	0.00
X-B	01/01/23 - 01/30/23	30	0.00	37,356.99	0.00	37,356.99	0.00	0.00	0.00	37,356.99	0.00
X-D	01/01/23 - 01/30/23	30	0.00	34,464.14	0.00	34,464.14	0.00	0.00	0.00	34,464.14	0.00
A-S	01/01/23 - 01/30/23	30	0.00	205,347.82	0.00	205,347.82	0.00	0.00	0.00	205,347.82	0.00
B	01/01/23 - 01/30/23	30	0.00	120,245.65	0.00	120,245.65	0.00	0.00	0.00	120,245.65	0.00
C	01/01/23 - 01/30/23	30	0.00	132,961.52	0.00	132,961.52	0.00	0.00	0.00	132,961.52	0.00
D	01/01/23 - 01/30/23	30	0.00	52,100.00	0.00	52,100.00	0.00	0.00	0.00	52,100.00	0.00
ERR	01/01/23 - 01/30/23	30	0.00	67,959.49	0.00	67,959.49	0.00	0.00	0.00	67,959.49	0.00
FRR	01/01/23 - 01/30/23	30	0.00	53,903.21	0.00	53,903.21	0.00	0.00	0.00	53,903.21	0.00
GRR	01/01/23 - 01/30/23	30	0.00	43,124.23	0.00	43,124.23	0.00	0.00	0.00	43,124.23	0.00
HRR	01/01/23 - 01/30/23	30	1,411,658.21	103,360.02	0.00	103,360.02	(488,131.86)	0.00	0.00	591,491.88	929,390.02
Totals			1,411,658.21	2,664,074.30	0.00	2,664,074.30	(488,131.86)	0.00	0.00	3,152,206.16	929,390.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	35,611,307.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,764,463.01	Master Servicing Fee	4,268.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,343.33
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	276.14
ARD Interest	0.00	Operating Advisor Fee	1,185.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	220.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,764,463.01	Total Fees	11,584.84

Principal		Expenses/Reimbursements
Scheduled Principal	311,226.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(392,773.57)
Principal Prepayments	32,100,000.00	Special Servicing Fees (Monthly)	(95,358.29)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	47,874.66	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	32,459,101.65	Total Expenses/Reimbursements	(488,131.86)

		Interest Reserve Deposit	88,802.48

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,152,206.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	32,459,101.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	35,611,307.81
Total Funds Collected	35,223,564.66	Total Funds Distributed	35,223,563.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	641,366,164.66	641,366,164.66	Beginning Certificate Balance	641,366,164.66
(-) Scheduled Principal Collections	311,226.99	311,226.99	(-) Principal Distributions	32,459,101.65
(-) Unscheduled Principal Collections	32,100,000.00	32,100,000.00	(-) Realized Losses	(47,874.66)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(47,874.66)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(47,874.66)	(47,874.66)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	608,954,937.67	608,954,937.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	641,454,929.51	641,454,929.51	Ending Certificate Balance	608,954,937.67
Ending Actual Collateral Balance	609,012,696.32	609,012,696.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP	Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP
2,000,000 or less	1	1,800,000.00	0.30%	65	4.9450	4.231100	Unknown	2	23,896,995.12	3.92%	3	4.5981	NAP
2,000,001 to 3,000,000	2	5,409,185.76	0.89%	35	5.3714	0.274667	1.30 or less	6	92,981,623.80	15.27%	46	5.3596	1.067061
3,000,001 to 4,000,000	3	10,071,545.42	1.65%	65	5.3119	1.670808	1.31 to 1.40	3	29,388,762.22	4.83%	65	5.3005	1.387802
4,000,001 to 5,000,000	3	13,823,599.60	2.27%	45	5.4552	1.250415	1.41 to 1.50	5	50,788,991.18	8.34%	66	5.1579	1.480495
5,000,001 to 6,000,000	1	5,839,837.98	0.96%	62	5.3000	1.984000	1.51 to 1.75	6	88,247,137.60	14.49%	41	5.0568	1.557211
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.25	10	124,036,425.52	20.37%	49	4.8763	1.918391
7,000,001 to 8,000,000	2	15,107,800.77	2.48%	35	5.0941	2.451454	2.26 to 2.75999	6	99,591,867.01	16.35%	61	4.9239	2.567655
8,000,001 to 9,000,000	3	24,616,781.49	4.04%	46	5.2853	1.397226	2.76 to 3	3	41,511,958.26	6.82%	64	4.3974	2.930204
9,000,001 to 10,000,000	3	27,573,018.28	4.53%	66	5.2682	1.121188	3.01 or greater	1	1,800,000.00	0.30%	65	4.9450	4.231100
10,000,001 to 15,000,000	14	172,669,709.73	28.36%	61	5.0332	1.922161	Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883
15,000,001 to 20,000,000	6	112,332,281.68	18.45%	33	4.8203	1.521844
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	3	108,000,000.00	17.74%	45	4.8952	1.555117
50,000,001 or greater	1	55,000,000.00	9.03%	65	4.9000	2.683400
Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	56,711,176.96	9.31%	45	5.1147	NAP
							Defeased	7	56,711,176.96	9.31%	45	5.1147	NAP
Alabama	2	29,014,268.03	4.76%	65	5.2027	1.801357
							Industrial	4	30,862,136.56	5.07%	65	4.9437	2.045644
Arizona	1	4,375,000.00	0.72%	66	5.1700	2.369200
							Lodging	6	94,085,233.12	15.45%	58	5.1196	2.260319
Arkansas	1	12,250,000.00	2.01%	66	4.6900	1.867600
							Mixed Use	1	9,350,000.00	1.54%	66	5.4200	(0.016500)
California	7	79,584,976.54	13.07%	65	4.8037	2.121949
							Multi-Family	7	54,620,950.80	8.97%	43	5.2124	1.722589
Colorado	1	8,142,197.81	1.34%	6	5.8900	1.284600
							Office	7	117,939,341.33	19.37%	34	5.0694	1.828599
Connecticut	1	23,462,800.29	3.85%	3	5.9900	1.287700
							Retail	20	245,386,059.36	40.30%	55	4.8551	1.771110
Florida	7	68,484,407.50	11.25%	54	4.9946	1.472152
							Totals	52	608,954,937.67	100.00%	50	5.0068	1.752883
Georgia	3	14,237,984.99	2.34%	33	4.9508	2.158895

Illinois	1	8,351,970.90	1.37%	65	5.0900	1.452100

Louisiana	1	2,719,185.76	0.45%	5	5.6300	(1.270600)

Maryland	2	38,333,560.43	6.29%	10	4.9835	1.562360

Michigan	1	10,799,229.32	1.77%	66	5.6500	1.515800

Nevada	2	46,000,000.00	7.55%	63	4.8267	2.025687

New Mexico	1	7,607,800.77	1.25%	66	5.3150	2.445000

New York	4	35,639,837.98	5.85%	64	5.1780	1.609059

North Carolina	3	81,085,530.50	13.32%	65	4.9230	2.420865

Oklahoma	1	18,830,000.00	3.09%	66	5.3100	1.500600

Tennessee	1	970,000.00	0.16%	66	5.1100	1.836700

Texas	1	8,122,612.78	1.33%	66	4.8800	1.453700

Virginia	4	54,232,357.57	8.91%	22	4.4968	1.865694

Totals	52	608,954,937.67	100.00%	50	5.0068	1.752883

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP	Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP
	4.250% or less	1	20,000,000.00	3.28%	62	3.8940	2.876300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	37,826,839.66	6.21%	3	4.2580	0.984911	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	25,250,000.00	4.15%	65	4.6694	2.181608	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	233,952,665.66	38.42%	54	4.8854	2.024808	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	12	105,151,383.42	17.27%	58	5.1140	1.737724	49 months or greater	42	552,243,760.71	90.69%	51	4.9958	1.766498
	5.251% to 5.500%	7	81,605,858.82	13.40%	65	5.3547	1.435777	Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883
	5.501% to 5.750%	2	13,518,415.08	2.22%	54	5.6460	0.955325
	5.751% or more	4	34,938,598.07	5.74%	10	5.9543	1.120658
	Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP	Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP
	84 months or less	42	552,243,760.71	90.69%	51	4.9958	1.766498	Interest Only	26	388,376,342.46	63.78%	56	4.9215	1.929950
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	3	29,302,677.81	4.81%	15	5.8525	1.220253
	Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883	301 months or greater	13	134,564,740.44	22.10%	43	5.0235	1.413697
								Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	56,711,176.96	9.31%	45	5.1147	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	513,156,927.61	84.27%	53	5.0031	1.878773
	13 months to 24 months	1	9,350,000.00	1.54%	66	5.4200	(0.016500)
	25 months or greater	1	5,839,837.98	0.96%	62	5.3000	1.984000
	Unknown	2	23,896,995.12	3.92%	3	4.5981	NAP
	Totals	48	608,954,937.67	100.00%	50	5.0068	1.752883
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	610945832	LO	Charlotte	NC	Actual/360	4.900%	232,069.44	0.00	0.00	N/A	07/11/28	--	55,000,000.00	55,000,000.00	02/11/23
2	883100854	RT	Fairfax	VA	Actual/360	4.258%	68,376.18	25,887.05	0.00	N/A	05/10/23	--	18,648,331.19	18,622,444.14	02/10/23
2A	883100855				Actual/360	4.258%	70,512.93	26,696.02	0.00	N/A	05/10/23	--	19,231,091.54	19,204,395.52	02/10/23
3	310946189	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	02/11/23
4	600944524	OF	Silver Spring	MD	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	07/11/23	--	35,000,000.00	35,000,000.00	02/11/23
5	310944713	RT	Las Vegas	NV	Actual/360	4.896%	139,136.52	0.00	0.00	N/A	05/11/28	--	33,000,000.00	33,000,000.00	02/11/23
6	883100894	MF	New York	NY	Actual/360	4.979%	72,879.71	17,000,000.00	0.00	N/A	08/06/28	--	17,000,000.00	0.00	02/06/23
6A	883100897				Actual/360	4.979%	64,734.33	15,100,000.00	0.00	N/A	08/06/28	--	15,100,000.00	0.00	02/06/23
7	307331065	OF	Hartford	CT	Actual/360	5.990%	96,934.31	22,565.89	0.00	N/A	05/06/23	--	18,792,806.12	18,770,240.23	02/06/23
7A	307331066				Actual/360	5.990%	24,235.18	5,639.87	0.00	N/A	05/06/23	--	4,698,239.47	4,692,599.60	02/06/23
9	883100910	OF	Sunnyvale	CA	Actual/360	3.894%	67,062.76	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	02/06/23
10	301741321	RT	Owasso	OK	Actual/360	5.310%	86,100.18	0.00	0.00	N/A	08/06/28	--	18,830,000.00	18,830,000.00	02/06/23
11	307331081	RT	Florence	AL	Actual/360	5.330%	77,696.44	23,151.17	0.00	N/A	07/06/28	--	16,928,352.96	16,905,201.79	02/06/23
12	883100893	RT	Harrisonburg	VA	Actual/360	5.040%	63,809.28	17,081.06	0.00	N/A	08/06/28	--	14,702,598.97	14,685,517.91	02/06/23
13	301741310	RT	Charlotte	NC	Actual/360	4.790%	59,983.77	0.00	0.00	N/A	08/06/28	--	14,542,500.00	14,542,500.00	02/06/23
14	301741306	MF	New York	NY	Actual/360	5.455%	65,763.06	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	02/06/23
15	310944779	RT	Ardsley	NY	Actual/360	4.880%	58,831.11	0.00	0.00	N/A	06/11/28	--	14,000,000.00	14,000,000.00	02/11/23
17	883100884	MF	Jacksonville	FL	Actual/360	5.125%	57,371.53	0.00	0.00	N/A	07/06/23	--	13,000,000.00	13,000,000.00	02/06/23
18	307331071	RT	Henderson	NV	Actual/360	4.650%	52,054.17	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	02/06/23
19	301741322	OF	Huntsville	AL	Actual/360	5.025%	52,472.72	17,512.85	0.00	N/A	08/06/28	--	12,126,579.09	12,109,066.24	02/06/23
20	410945872	SS	Houston	TX	Actual/360	5.230%	57,195.86	0.00	0.00	N/A	08/11/23	--	12,700,000.00	12,700,000.00	02/11/23
21	883100882	OF	Glendale	AZ	Actual/360	4.970%	52,359.41	14,514.30	0.00	N/A	07/06/28	04/06/28	12,234,301.31	12,219,787.01	02/06/23
22	307331075	LO	Rocky Mount	NC	Actual/360	5.200%	51,760.25	16,329.50	0.00	N/A	06/06/28	--	11,559,360.00	11,543,030.50	02/06/23
23	300571857	RT	Conway	AR	Actual/360	4.690%	49,472.99	0.00	0.00	N/A	08/06/28	--	12,250,000.00	12,250,000.00	02/06/23
24	301741314	OF	Pontiac	MI	Actual/360	5.650%	52,608.26	13,773.86	0.00	N/A	08/06/28	--	10,813,003.18	10,799,229.32	02/06/23
25	410944788	OF	Orlando	FL	Actual/360	5.140%	47,552.27	15,169.91	0.00	N/A	08/11/28	--	10,743,577.41	10,728,407.50	11/11/22
26	410945984	IN	Fremont	CA	Actual/360	4.890%	46,000.28	12,312.82	0.00	N/A	07/11/28	--	10,924,271.08	10,911,958.26	02/11/23
27	410944937	RT	Scotts Valley	CA	Actual/360	4.840%	44,178.44	0.00	0.00	N/A	08/11/28	--	10,600,000.00	10,600,000.00	02/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	310945589	RT	Costa Mesa	CA	Actual/360	5.190%	46,926.25	0.00	0.00	N/A	08/11/28	--	10,500,000.00	10,500,000.00	02/11/23
29	301741303	MF	Dallas	TX	Actual/360	5.240%	46,424.92	11,491.45	0.00	N/A	07/06/28	--	10,288,703.38	10,277,211.93	02/06/23
30	300571833	MH	Various	Various	Actual/360	4.610%	39,697.22	0.00	0.00	N/A	06/06/28	03/06/28	10,000,000.00	10,000,000.00	02/06/23
31	307331079	LO	Merced	CA	Actual/360	5.340%	41,777.45	12,328.30	0.00	N/A	08/06/28	--	9,085,346.58	9,073,018.28	02/06/23
32	307331080	MU	San Francisco	CA	Actual/360	5.420%	43,638.53	0.00	0.00	N/A	08/06/28	--	9,350,000.00	9,350,000.00	04/06/20
33	883100892	MF	Los Angeles	CA	Actual/360	5.042%	39,726.76	0.00	0.00	N/A	08/06/28	--	9,150,000.00	9,150,000.00	02/06/23
34	301741319	IN	McKinney	TX	Actual/360	4.880%	34,183.80	12,082.29	0.00	N/A	08/06/28	--	8,134,695.07	8,122,612.78	02/06/23
35	301741311	LO	Centennial	CO	Actual/360	5.890%	41,346.86	9,874.49	0.00	N/A	08/06/23	--	8,152,072.30	8,142,197.81	02/06/23
36	307331077	IN	Arlington Heights	IL	Actual/360	5.090%	36,649.76	9,719.92	0.00	N/A	07/06/28	--	8,361,690.82	8,351,970.90	02/06/23
37	301741313	LO	Albuquerque	NM	Actual/360	5.315%	34,863.52	9,635.40	0.00	N/A	08/06/28	--	7,617,436.17	7,607,800.77	02/06/23
38	307331073	MF	Atlanta	GA	Actual/360	4.870%	31,452.08	0.00	0.00	N/A	06/06/23	--	7,500,000.00	7,500,000.00	02/06/23
39	307331060	OF	Albany	NY	Actual/360	5.300%	26,709.12	12,433.96	0.00	N/A	04/06/28	--	5,852,271.94	5,839,837.98	02/06/23
40	307331078	RT	Clovis	NM	Actual/360	5.580%	28,830.00	0.00	0.00	N/A	08/06/23	05/06/23	6,000,000.00	6,000,000.00	02/06/23
41	883100895	SS	Garden City	GA	Actual/360	5.345%	25,407.32	5,985.94	0.00	N/A	08/06/28	05/06/28	5,520,163.96	5,514,178.02	02/06/23
42	410946058	RT	Various	FL	Actual/360	5.190%	21,255.36	0.00	0.00	N/A	08/11/28	--	4,756,000.00	4,756,000.00	02/11/23
43	410945851	MF	Buckeye	AZ	Actual/360	5.170%	19,477.26	0.00	0.00	N/A	08/11/28	--	4,375,000.00	4,375,000.00	02/11/23
44	410945891	IN	Atlanta	GA	Actual/360	4.910%	14,715.35	4,811.20	0.00	N/A	07/11/28	--	3,480,405.82	3,475,594.62	02/11/23
45	307331074	MF	Salisbury	MD	Actual/360	5.860%	16,842.32	4,123.25	0.00	N/A	06/06/28	--	3,337,683.68	3,333,560.43	02/06/23
46	307331076	MF	Smyrna	GA	Actual/360	5.180%	14,572.61	4,603.05	0.00	N/A	07/06/28	--	3,266,993.42	3,262,390.37	02/06/23
47	310945459	LO	New Orleans	LA	Actual/360	5.630%	13,199.75	3,503.44	0.00	N/A	07/11/23	--	2,722,689.20	2,719,185.76	02/11/23
48	410946061	RT	Various	Various	Actual/360	5.110%	11,836.75	0.00	0.00	N/A	08/11/28	--	2,690,000.00	2,690,000.00	02/11/23
49	410939455	RT	East Hampton	NY	Actual/360	4.945%	7,664.75	0.00	0.00	N/A	07/11/28	--	1,800,000.00	1,800,000.00	02/11/23
Totals							2,764,463.01	32,411,226.99	0.00				641,366,164.66	608,954,937.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,983,108.01	8,644,006.39	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,702,382.74	15,869,013.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,210,020.10	3,942,579.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,293,861.10	2,342,069.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,420,631.05	8,884,543.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,766,553.77	631,054.83	01/01/21	06/30/21	02/11/22	4,250,000.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	02/11/22	3,775,000.00	0.00	0.00	0.00	0.00	0.00
7	4,850,869.42	4,490,410.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	18,904,095.81	14,484,568.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,819,603.59	1,296,450.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,842,289.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,751,264.86	1,954,106.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,487,731.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	924,376.34	917,273.66	10/02/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	957,411.08	837,189.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,228,131.50	1,064,055.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,603,975.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,342,607.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,146,882.26	1,665,868.31	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,659,950.80	3,325,521.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,707,370.38	1,078,576.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,007,315.41	598,677.85	01/01/22	06/30/22	01/11/23	2,689,670.12	24,240.22	50,653.20	164,019.47	0.00	0.00
26	1,859,385.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,525,957.68	1,232,879.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	890,153.00	666,114.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,508,602.22	1,450,644.99	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	6,396.42	0.00	--	--	10/12/21	0.00	21,799.14	43,485.55	1,435,226.86	307,152.90	0.00
33	679,604.19	485,090.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	843,650.14	639,629.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	667,764.46	929,498.96	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,003,446.38	668,551.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,041,110.58	1,446,160.65	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	874,885.66	708,271.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	999,227.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	373,540.42	276,071.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	2,865.80	0.00
43	563,338.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	448,498.97	369,173.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	333,703.88	262,394.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	345,061.56	297,623.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	(759,235.13)	(189,849.47)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	257,848.20	193,386.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	384,566.92	287,394.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,457,939.19	81,749,000.91				10,714,670.12	46,039.36	94,138.76	1,599,246.33	310,018.70	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	883100894	17,000,000.00	Disposition	0.00	0.00
6A	883100897	15,100,000.00	Disposition	0.00	0.00
Totals		32,100,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	1	10,728,407.50	1	9,350,000.00	3	10,728,407.50	1	9,350,000.00	0	0.00	0	0.00	2	32,100,000.00	5.006834%	4.977510%	50
01/18/23	0	0.00	0	0.00	4	52,193,577.41	2	32,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.005475%	4.964155%	52
12/16/22	0	0.00	0	0.00	4	52,208,680.47	2	32,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.005535%	4.964219%	53
11/18/22	0	0.00	1	10,775,248.67	3	41,450,000.00	3	32,100,000.00	1	9,350,000.00	0	0.00	0	0.00	1	21,135,535.67	5.005605%	4.968489%	54
10/17/22	1	10,790,212.17	0	0.00	4	65,450,000.00	3	56,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.009783%	4.964322%	56
09/16/22	0	0.00	0	0.00	4	65,450,000.00	3	56,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.009848%	4.964400%	57
08/17/22	1	10,821,471.03	0	0.00	4	65,450,000.00	3	56,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.009902%	4.964466%	58
07/15/22	1	10,836,230.85	0	0.00	4	65,450,000.00	3	56,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.009956%	4.964531%	59
06/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010022%	4.964609%	60
05/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010078%	4.964676%	61
04/18/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010143%	4.964753%	62
03/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010198%	4.964818%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	410944788	11/11/22	2	2	50,653.20	164,019.47	0.00	10,775,248.67	12/01/22	2		01/20/23
32	307331080	04/06/20	33	6	43,485.55	1,435,226.86	686,143.01	9,350,000.00	07/17/20	7			06/17/21
Totals					94,138.76	1,599,246.33	686,143.01	20,125,248.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		146,351,063	146,351,063	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		462,603,875	442,525,467	0		20,078,408

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	608,954,938	588,876,530	0	0	0	20,078,408
Jan-23	641,366,165	589,172,587	0	0	42,843,577	9,350,000
Dec-22	641,675,975	589,467,295	0	0	42,858,680	9,350,000
Nov-22	642,020,631	589,795,382	0	10,775,249	32,100,000	9,350,000
Oct-22	666,327,456	590,087,243	10,790,212	0	56,100,000	9,350,000
Sep-22	666,669,240	601,219,240	0	0	56,100,000	9,350,000
Aug-22	666,973,118	590,701,647	10,821,471	0	56,100,000	9,350,000
Jul-22	667,275,614	590,989,383	10,836,231	0	24,000,000	41,450,000
Jun-22	667,599,788	602,149,788	0	0	32,100,000	33,350,000
May-22	667,887,482	602,437,482	0	0	32,100,000	33,350,000
Apr-22	668,208,951	602,758,951	0	0	32,100,000	33,350,000
Mar-22	668,493,863	603,043,863	0	0	32,100,000	33,350,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	883100894	0.00	-	62,900,000.00	06/19/18	607,970.33	0.75250	06/30/21	08/06/28	I/O
6A	883100897	0.00	-	62,900,000.00	06/19/18			--	08/06/28	I/O
25	410944788	10,728,407.50	10,775,248.67	12,500,000.00	09/23/20	564,103.85	1.49890	06/30/22	08/11/28	305
32	307331080	9,350,000.00	9,350,000.00	12,900,000.00	08/26/21	(4,339.08)	(0.01650)	12/31/21	08/06/28	I/O
Totals		20,078,407.50	20,125,248.67	151,200,000.00		1,167,735.10

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	883100894	MF	NY	10/08/21	8
Depositor Repurchased on 01/25/2023

6A	883100897	Various	Various	10/08/21	8
Depositor Repurchased on 01/25/2023

25	410944788	OF	FL	12/01/22	2

provided their proposed resolution to cure ongoing defaults. SS will continue to engage the borrower for a reinstatement. The Loan transferred to Special Servicing effective 12/01/22 due to Payment Default (all payments excluding

Balloon/Maturity Payment).

32	307331080	MU	CA	07/17/20	7

Loan was transferred to Special Servicing on 7/17/2020 for payment default. Foreclosure sale occurred 6/8/2021. An REO auction occurred in August 2022 on RealInsight Marketplace and the property failed to trade at the lender's reserve price.

The Special Servicer is working to finalize a contract with a local property management company with a significant presence in the San Francisco SRO market to facilitate repositioning the asset. The SS anticipates the management company will be installed 03/23 and will immediately begin implementing a strategy to facilitate a lease up of the vacant SROs.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100894	0.00	4.97850%	0.00	4.97850%	8	10/18/21	10/18/21	--
6A	883100897	15,100,000.00	4.97850%	15,100,000.00	4.97850%	8	10/18/21	10/18/21	--
22	307331075	12,013,918.19	5.20000%	11,997,888.75	5.20000%	10	09/04/20	04/06/20	10/13/20
35	301741311	8,437,979.15	5.89000%	8,429,554.76	5.89000%	10	08/04/20	08/06/20	09/11/20
37	301741313	7,895,749.23	5.31500%	7,887,387.62	5.31500%	10	08/18/20	10/06/20	09/11/20
Totals		43,447,646.57		43,414,831.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	883100894 02/17/23	17,000,000.00	62,900,000.00	20,991,728.24	3,989,743.95	20,989,743.95	17,000,000.00	0.00	0.00	0.00	0.00	0.00%
6A	883100897 02/17/23	15,100,000.00	62,900,000.00	16,404,627.41	1,304,627.41	16,404,627.41	15,100,000.00	0.00	0.00	0.00	0.00	0.00%
8	300571855 11/18/22	24,000,000.00	36,400,000.00	22,374,070.67	1,238,535.00	22,374,070.67	21,135,535.67	2,864,464.33	47,874.66	111,336.42	2,753,127.91	11.47%
Current Period Totals		32,100,000.00	125,800,000.00	37,396,355.65	5,294,371.36	37,394,371.36	32,100,000.00	0.00	0.00	0.00	0.00
Cumulative Totals		56,100,000.00	162,200,000.00	59,770,426.32	6,532,906.36	59,768,442.03	53,235,535.67	2,864,464.33	47,874.66	111,336.42	2,753,127.91

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	883100894	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A	883100897	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	300571855	02/17/23	0.00	0.00	2,753,127.91	0.00	0.00	(47,874.66)	0.00	0.00	2,753,127.91
		01/18/23	0.00	0.00	2,801,002.57	0.00	0.00	(63,461.76)	0.00	0.00
		11/18/22	0.00	0.00	2,864,464.33	0.00	0.00	2,864,464.33	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(47,874.66)	0.00	0.00	(47,874.66)
Cumulative Totals			0.00	0.00	2,753,127.91	0.00	0.00	2,753,127.91	0.00	0.00	2,753,127.91

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	(53,833.34)	0.00	0.00	(214,309.51)	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	(48,524.95)	0.00	0.00	(190,357.26)	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	11,893.20	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(95,358.29)	0.00	0.00	(392,773.57)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(488,131.86)

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Supplemental Notes
None

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